Shareholders’ Equity	6 Months Ended
Jun. 30, 2023
Stockholders' Equity Note [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 7:- SHAREHOLDERS’ EQUITY

a.	Ordinary share capital is composed as follows:

	December 31, 2022		June 30, 2023 (unaudited)
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares of no-par value	362,116,800	69,105,000	362,116,800	69,373,135

b.	Ordinary shares:

The Ordinary shares confer upon their holders the right to participate in the general meetings of the Company, to vote at such meetings (each share represents one vote), and to participate in any distribution of dividends or any other distribution of the Company’s property, including the distribution of surplus assets upon liquidation.

c.	Share option plans:

The Company has authorized through its 2021 Share Incentive Plan (the “Plan”), an available pool of ordinary shares of the Company from which to grant options, RSUs or other equity compensation to officers, directors, advisors, management and other key employees of up to 18,192,586 Ordinary shares. The equity compensation granted generally has a four-year vesting period and expires ten years after the date of grant, subject to the terms set forth in the Plan. Options granted under the Plan that are cancelled or forfeited before expiration become available for future grant.

As of June 30, 2023, 12,426,345 of the Company’s options are available for future grants.

A summary of the status of options under the Plan as of June 30, 2023 and changes during the relevant period ended on that date is presented below:

	Six months ended June 30, 2023 (unaudited)
	Number of options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at beginning of period	8,237,794	$5.8	$2,588	7.24
Granted	3,185,111	$3.4
Exercised	(2,500)	$1.1
Forfeited and cancelled	(41,292)	$9.9

Outstanding at end of period	11,379,113	$5.1	$7,709	7.5

Exercisable options	5,838,956	$4.5	$4,934	5.9

A summary of the status of RSUs under the Plan as of June 30, 2023 and changes during the relevant period ended on that date is presented below:

Number of RSU

Outstanding at beginning of year	924,867
Granted	391,724
Forfeited and cancelled	(12,820)
Vested	(197,738)

Outstanding on June 30, 2023	1,106,033

The total equity-based compensation expense related to all of the Company’s equity-based awards recognized for the six months ended June 30, 2022 and 2023, was comprised as follows:

	Six months ended June 30,
	2022	2023
	Unaudited

Research and development	$2,260	$2,536
Marketing expenses	60	202
General and administrative	1,125	1,046

Total share-based compensation expense	$3,445	$3,784

As of June 30, 2023, there were unrecognized compensation costs of $19,510, which are expected to be recognized over a weighted average period of approximately 2.62 years.

d.	Warrants to investors:

1.	In July 2019, as part of the investment round of HekaBio K.K, the investors received 651,067 warrants to ordinary shares with an exercise price of $5.04 to be exercised within 4 years from grant date.

2.	In March 2022, in conjunction with the Merger with HCCC, the 3,880,777 warrants convertible into Preferred A Shares of the Company were converted into an identical number of warrants convertible into ordinary shares of the Company. The warrants are exercisable until September 2024 at an exercise price of $3.87.

During the six-month period ended June 30, 2022, a total of 1,509,176 of such warrants were exercised into 1,125,088 ordinary shares of the Company.

As of June 30, 2023, a total of 2,323,960 such warrants are outstanding.

The warrants met all the criteria for equity classification and were reclassified as a component of additional paid-in capital. See also note 2e and 6.

e.	Warrants to consultants:

In March 2023, 67,897 warrants were exercised into 67,897 ordinary shares of no-par value, for no consideration.